Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Under rules adopted pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are required to calculate and disclose certain information regarding the “Compensation Actually Paid” (or CAP) to our named executive officers and certain Company performance for the years ended December 31, 2025, 2024 and 2023. The disclosure includes an analysis of compensation for our Principal Executive Officers (or our PEOs) and the average compensation for the non-PEO named executive officers (or our non-PEO NEOs).

Year	Summary Compensation Table Total for PEO 1(1)	Compensation Actually Paid to PEO 1(2)(3)	Summary Compensation Table Total for PEO 2(1)	Compensation Actually Paid to PEO 2(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income (loss)
2025	$2,470,844	$1,316,146	$—	$—	$1,204,936	$836,184	$10.03	$(101,695,000)
2024	$6,640,830	$(11,212,047)	$—	$—	$2,687,583	$(2,078,990)	$14.82	$(134,850,000)
2023	$4,857,183	$15,230,588	$2,745,326	$5,620,559	$1,338,919	$2,490,225	$132.12	$(160,805,000)

(1)
The dollar amounts reported in these columns are the amounts of total compensation reported for the applicable PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Our PEOs for fiscal year 2023 were Mr. Lettmann (PEO 1) and Dr. Pons (PEO 2). Mr. Lettmann was our PEO in fiscal years 2024 and 2025.

Mr. Lettmann was appointed as our Chief Executive Officer on September 6, 2023, on which date Dr. Pons transitioned from Chief Executive Officer of the Company to our Chief Scientific Officer while continuing to serve as our President.

(2)
The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. The fair value of equity for the calculation of Compensation Actually Paid was estimated using methodologies consistent with those used to estimate the grant date fair value of the awards, with the expected life for options adjusted to reflect their moneyness level at the time of re-valuation. These amounts reflect the total compensation for the PEO or the average of the total compensation for the non-PEO NEOs as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the Non-PEO NEOs in accordance with SEC rules as set forth below:

PEO 1: Jason Lettmann	2025	2024	2023
Summary compensation table total for PEO 1	$2,470,844	$6,640,830	$4,857,183
- Grant date fair value of stock awards and option awards granted during the year	(1,447,488)	(5,648,230)	(4,369,560)
+ Fair value at year-end of stock awards and option awards granted during the year that are outstanding and unvested	962,840	733,531	14,720,474
+ Change in fair value at year-end of stock awards and option awards granted in prior years that are outstanding and unvested	(372,289)	(9,225,317)	—
+ Fair value at vesting of stock awards and option awards granted and vested during the year	78,130	197,886	56,279
+ Change in fair value as of vesting date of stock awards and option awards granted in prior years that vested during the year	(212,231)	(3,910,747)	(33,788)
- Fair value as of prior year-end of stock awards and option awards granted in prior years that failed to meet vesting conditions during the year	(163,660)	—	—
Compensation actually paid to PEO 1	$1,316,146	$(11,212,047)	$15,230,588

PEO 2: Jaume Pons	2023
Summary compensation table total for PEO 2	$2,745,326
- Grant date fair value of stock awards and option awards granted during the year	(1,738,229)
+ Fair value at year-end of stock awards and option awards granted during the year that are outstanding and unvested	4,201,146
+ Change in fair value at year-end of stock awards and option awards granted in prior years that are outstanding and unvested	1,226,407
+ Fair value at vesting of stock awards and option awards granted and vested during the year	314,453
+ Change in fair value as of vesting date of stock awards and option awards granted in prior years that vested during the year	(1,128,544)
- Fair value as of prior year-end of stock awards and option awards granted in prior years that failed to meet vesting conditions during the year	—
Compensation actually paid to PEO 2	$5,620,559

Non-PEO NEOs	2025	2024	2023
Average summary compensation table total for non-PEO NEOs	$1,204,936	$2,687,583	$1,338,919
- Grant date fair value of stock awards and option awards granted during the year	(503,583)	(1,839,799)	(642,088)
+ Fair value at year-end of stock awards and option awards granted during the year that are outstanding and unvested	363,320	107,798	1,551,679
+ Change in fair value at year-end of stock awards and option awards granted in prior years that are outstanding and unvested	(23,756)	(1,359,725)	510,331
+ Fair value at vesting of stock awards and option awards granted and vested during the year	6,889	83,722	116,303
+ Change in fair value as of vesting date of stock awards and option awards granted in prior years that vested during the year	(104,468)	(1,189,590)	(384,919)
- Fair value as of prior year-end of stock awards and option awards granted in prior years that failed to meet vesting conditions during the year	(107,154)	(568,979)	—
Average compensation actually paid to non-PEO NEOs	$836,184	$(2,078,990)	$2,490,225

(4)
Dr. Pons, Mr. Shantharam and Ms. Wong were our non-PEO NEOs for fiscal year 2025. Dr. Pons, Mr. Garcia, Ms. Wong and Dr. Randolph were our non-PEO NEOs for fiscal year 2024. Mr. Garcia and Dr. Randolph were our non-PEO NEOs for fiscal year 2023.
(5)
Total shareholder return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 31, 2022.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in these columns are the amounts of total compensation reported for the applicable PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Our PEOs for fiscal year 2023 were Mr. Lettmann (PEO 1) and Dr. Pons (PEO 2). Mr. Lettmann was our PEO in fiscal years 2024 and 2025.

Mr. Lettmann was appointed as our Chief Executive Officer on September 6, 2023, on which date Dr. Pons transitioned from Chief Executive Officer of the Company to our Chief Scientific Officer while continuing to serve as our President.

	Dr. Pons, Mr. Garcia, Ms. Wong and Dr. Randolph were our non-PEO NEOs for fiscal year 2024. Mr. Garcia and Dr. Randolph were our non-PEO NEOs for fiscal year 2023.
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the Non-PEO NEOs in accordance with SEC rules as set forth below:

PEO 1: Jason Lettmann	2025	2024	2023
Summary compensation table total for PEO 1	$2,470,844	$6,640,830	$4,857,183
- Grant date fair value of stock awards and option awards granted during the year	(1,447,488)	(5,648,230)	(4,369,560)
+ Fair value at year-end of stock awards and option awards granted during the year that are outstanding and unvested	962,840	733,531	14,720,474
+ Change in fair value at year-end of stock awards and option awards granted in prior years that are outstanding and unvested	(372,289)	(9,225,317)	—
+ Fair value at vesting of stock awards and option awards granted and vested during the year	78,130	197,886	56,279
+ Change in fair value as of vesting date of stock awards and option awards granted in prior years that vested during the year	(212,231)	(3,910,747)	(33,788)
- Fair value as of prior year-end of stock awards and option awards granted in prior years that failed to meet vesting conditions during the year	(163,660)	—	—
Compensation actually paid to PEO 1	$1,316,146	$(11,212,047)	$15,230,588

PEO 2: Jaume Pons	2023
Summary compensation table total for PEO 2	$2,745,326
- Grant date fair value of stock awards and option awards granted during the year	(1,738,229)
+ Fair value at year-end of stock awards and option awards granted during the year that are outstanding and unvested	4,201,146
+ Change in fair value at year-end of stock awards and option awards granted in prior years that are outstanding and unvested	1,226,407
+ Fair value at vesting of stock awards and option awards granted and vested during the year	314,453
+ Change in fair value as of vesting date of stock awards and option awards granted in prior years that vested during the year	(1,128,544)
- Fair value as of prior year-end of stock awards and option awards granted in prior years that failed to meet vesting conditions during the year	—
Compensation actually paid to PEO 2	$5,620,559

Non-PEO NEO Average Total Compensation Amount	$ 1,204,936	$ 2,687,583	$ 1,338,919
Non-PEO NEO Average Compensation Actually Paid Amount	$ 836,184	(2,078,990)	2,490,225
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the Non-PEO NEOs in accordance with SEC rules as set forth below:

Non-PEO NEOs	2025	2024	2023
Average summary compensation table total for non-PEO NEOs	$1,204,936	$2,687,583	$1,338,919
- Grant date fair value of stock awards and option awards granted during the year	(503,583)	(1,839,799)	(642,088)
+ Fair value at year-end of stock awards and option awards granted during the year that are outstanding and unvested	363,320	107,798	1,551,679
+ Change in fair value at year-end of stock awards and option awards granted in prior years that are outstanding and unvested	(23,756)	(1,359,725)	510,331
+ Fair value at vesting of stock awards and option awards granted and vested during the year	6,889	83,722	116,303
+ Change in fair value as of vesting date of stock awards and option awards granted in prior years that vested during the year	(104,468)	(1,189,590)	(384,919)
- Fair value as of prior year-end of stock awards and option awards granted in prior years that failed to meet vesting conditions during the year	(107,154)	(568,979)	—
Average compensation actually paid to non-PEO NEOs	$836,184	$(2,078,990)	$2,490,225

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between Compensation Actually Paid and Company Total Shareholder Return (or TSR)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s TSR over the fiscal years 2023, 2024, and 2025.

Compensation Actually Paid vs. Net Income

Description of Relationship Between NEO Compensation Actually Paid and Net Income/(Loss)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s Net Income (Loss) over the fiscal years 2023, 2024, and 2025.

Total Shareholder Return Amount	$ 10.03	14.82	132.12
Net Income (Loss)	$ (101,695,000)	(134,850,000)	(160,805,000)
Additional 402(v) Disclosure
(2)
The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. The fair value of equity for the calculation of Compensation Actually Paid was estimated using methodologies consistent with those used to estimate the grant date fair value of the awards, with the expected life for options adjusted to reflect their moneyness level at the time of re-valuation. These amounts reflect the total compensation for the PEO or the average of the total compensation for the non-PEO NEOs as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.

Jason Lettmann
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,470,844	6,640,830	4,857,183
PEO Actually Paid Compensation Amount	$ 1,316,146	$ (11,212,047)	15,230,588
PEO Name	Jason Lettmann	Jason Lettmann
Jaume Pons
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	2,745,326
PEO Actually Paid Compensation Amount	0	0	$ 5,620,559
PEO Name			Jaume Pons
PEO | Jason Lettmann | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,447,488)	(5,648,230)
PEO | Jason Lettmann | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	962,840	733,531
PEO | Jason Lettmann | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(372,289)	(9,225,317)
PEO | Jason Lettmann | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,130	197,886
PEO | Jason Lettmann | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(212,231)	(3,910,747)
PEO | Jason Lettmann | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(163,660)	0
PEO | Jaume Pons | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,738,229)
PEO | Jaume Pons | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,201,146
PEO | Jaume Pons | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,226,407
PEO | Jaume Pons | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			314,453
PEO | Jaume Pons | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,128,544)
PEO | Jaume Pons | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(503,583)	(1,839,799)	(642,088)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	363,320	107,798	1,551,679
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,756)	(1,359,725)	510,331
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,889	83,722	116,303
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(104,468)	(1,189,590)	(384,919)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (107,154)	$ (568,979)	$ 0